Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Limited Duration Credit Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Limited Duration Credit Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 94.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.8%
Boeing Co. (The)
02/01/2026	2.750%	9,240,000	8,739,257
02/04/2026	2.196%	9,778,000	9,079,979
Howmet Aerospace, Inc.
01/15/2029	3.000%	5,670,000	5,103,979
Total			22,923,215
Automotive 0.8%
General Motors Financial Co., Inc.
04/09/2027	5.000%	3,140,000	3,105,500
04/10/2028	2.400%	1,771,000	1,546,241
Total			4,651,741
Banking 14.6%
Bank of America Corp.(a)
12/20/2028	3.419%	28,371,000	26,338,227
HSBC Holdings PLC(a)
03/09/2029	6.161%	12,215,000	12,562,836
JPMorgan Chase & Co.(a)
06/14/2030	4.565%	21,359,000	20,825,343
10/15/2030	2.739%	5,558,000	4,872,796
Morgan Stanley(a)
05/04/2027	1.593%	4,435,000	3,990,640
01/21/2028	2.475%	6,428,000	5,870,402
Wells Fargo & Co.(a)
06/17/2027	3.196%	10,241,000	9,663,281
06/02/2028	2.393%	4,179,000	3,765,565
Total			87,889,090
Building Materials 0.7%
Ferguson Finance PLC(b)
04/20/2027	4.250%	4,422,000	4,301,819
Cable and Satellite 4.8%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	15,735,000	13,188,390
Sky PLC(b)
09/16/2024	3.750%	16,125,000	15,812,964
Total			29,001,354
Electric 20.6%
AES Corp. (The)
01/15/2026	1.375%	10,375,000	9,382,210
American Electric Power Co., Inc.
11/01/2025	1.000%	1,924,000	1,754,382
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,228,000	5,030,398
CMS Energy Corp.
11/15/2025	3.600%	10,450,000	10,082,535
DTE Energy Co.
11/01/2024	4.220%	5,419,000	5,354,031
03/15/2027	3.800%	8,625,000	8,301,394
Edison International
11/15/2024	3.550%	1,850,000	1,799,089
Emera U.S. Finance LP
06/15/2024	0.833%	3,555,000	3,367,681
Emera US Finance LP
06/15/2026	3.550%	12,581,000	12,020,239
Eversource Energy
08/15/2030	1.650%	5,535,000	4,507,185
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	5,450,000	5,358,623
Georgia Power Co.
07/30/2023	2.100%	16,520,000	16,366,791
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	5.210%	9,135,000	9,106,951
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	5,630,000	5,550,731
NRG Energy, Inc.(b)
12/02/2027	2.450%	7,563,000	6,576,306
Pacific Gas and Electric Co.
06/15/2028	3.000%	8,365,000	7,433,402
Pennsylvania Electric Co.(b)
03/30/2026	5.150%	862,000	866,273
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	2,322,000	2,266,492
WEC Energy Group, Inc.
09/15/2023	0.550%	3,380,000	3,317,576
06/15/2025	3.550%	783,000	753,950
01/15/2028	4.750%	4,464,000	4,488,310
Total			123,684,549
Environmental 0.5%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	3,380,000	3,270,550
Food and Beverage 4.9%
Bacardi Ltd.(b)
05/15/2028	4.700%	22,018,000	21,789,162
2	Columbia Limited Duration Credit Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(b)
04/20/2028	4.550%	7,277,000	7,345,433
Total			29,134,595
Health Care 7.5%
GE Healthcare Holding LLC(b)
11/15/2027	5.650%	12,665,000	13,077,352
HCA, Inc.
06/15/2026	5.250%	4,263,000	4,274,884
HCA, Inc.(b)
03/15/2027	3.125%	10,479,000	9,838,832
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	5.200%	17,890,000	17,834,588
Total			45,025,656
Healthcare Insurance 2.9%
Aetna, Inc.
11/15/2024	3.500%	3,051,000	2,979,677
Centene Corp.
07/15/2028	2.450%	16,540,000	14,429,827
Total			17,409,504
Independent Energy 0.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,311,000	1,233,763
Occidental Petroleum Corp.
09/01/2028	6.375%	1,408,000	1,469,360
Total			2,703,123
Life Insurance 13.0%
Five Corners Funding Trust(b)
11/15/2023	4.419%	13,085,000	13,000,256
MassMutual Global Funding II(b)
04/10/2026	4.500%	4,750,000	4,734,335
New York Life Global Funding(b)
01/10/2028	3.000%	4,745,000	4,448,417
Northwestern Mutual Global Funding(b)
06/01/2028	1.700%	1,832,000	1,602,010
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	25,334,000	24,662,097
Principal Life Global Funding II(b)
11/21/2024	2.250%	22,590,000	21,599,595
08/16/2026	1.250%	8,852,000	7,870,311
Total			77,917,021
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 4.6%
Magallanes, Inc.(b)
03/15/2029	4.054%	17,660,000	16,364,462
Netflix, Inc.(b)
11/15/2029	5.375%	11,280,000	11,549,401
Total			27,913,863
Midstream 3.2%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	3,709,000	3,604,101
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	10,900,000	10,703,796
Western Gas Partners LP
07/01/2026	4.650%	4,815,000	4,687,812
Total			18,995,709
Natural Gas 0.8%
NiSource, Inc.
03/30/2028	5.250%	2,249,000	2,297,275
09/01/2029	2.950%	2,630,000	2,367,985
Total			4,665,260
Packaging 1.5%
Berry Global, Inc.(b)
04/15/2028	5.500%	9,270,000	9,259,848
Pharmaceuticals 0.8%
Amgen, Inc.
03/02/2028	5.150%	4,438,000	4,543,607
Technology 3.7%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,979,000	1,899,941
07/15/2025	4.500%	4,540,000	4,494,482
Microchip Technology, Inc.
09/01/2023	2.670%	2,480,000	2,454,795
02/15/2024	0.972%	7,305,000	7,059,117
09/01/2024	0.983%	4,188,000	3,940,659
VeriSign, Inc.
04/01/2025	5.250%	2,245,000	2,252,267
Total			22,101,261
Tobacco 1.2%
BAT Capital Corp.
08/15/2027	3.557%	7,985,000	7,475,109
Transportation Services 1.5%
ERAC USA Finance LLC(b),(d)
05/01/2028	4.600%	9,316,000	9,293,354

Columbia Limited Duration Credit Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 2.8%
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	5,336,000	5,303,117
T-Mobile US, Inc.
02/15/2026	2.250%	8,850,000	8,246,359
04/15/2027	3.750%	3,468,000	3,341,636
Total			16,891,112
Total Corporate Bonds & Notes (Cost $595,821,988)			569,051,340

U.S. Treasury Obligations 2.7%

U.S. Treasury
06/15/2025	2.875%	16,526,700	16,145,811
Total U.S. Treasury Obligations (Cost $16,459,560)			16,145,811
Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.046%(e),(f)	14,089,685	14,084,049
Total Money Market Funds (Cost $14,085,716)		14,084,049
Total Investments in Securities (Cost: $626,367,264)		599,281,200
Other Assets & Liabilities, Net		1,578,377
Net Assets		600,859,577

At April 30, 2023, securities and/or cash totaling $1,975,475 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	842	06/2023	USD	173,590,140	1,296,358	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(456)	06/2023	USD	(52,532,625)	—	(1,664,610)
U.S. Treasury 5-Year Note	(338)	06/2023	USD	(37,092,860)	—	(25,600)
U.S. Treasury Ultra 10-Year Note	(9)	06/2023	USD	(1,093,078)	—	(37,073)
Total					—	(1,727,283)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2023.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to $227,079,349, which represents 37.79% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of April 30, 2023.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2023.
4	Columbia Limited Duration Credit Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.046%
	17,548,686	208,676,259	(212,139,019)	(1,877)	14,084,049	(1,481)	433,892	14,089,685
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Limited Duration Credit Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT183_07_N01_(06/23)